Transactions not involving cash	12 Months Ended
Dec. 31, 2020
Transactions not involving cash
Transactions not involving cash

29    Transactions not involving cash

During the years ended December 31, 2020, 2019 and 2018, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2020	2019	2018
Share issuance costs – unpaid	—	—	674
Tax benefit from tax deductible goodwill	—	(46,314)	46,314
Investing - derivative financial instruments	—	14,597	—
Business combinations - derivative financial instruments	—	38,924	—
Lease (Note 13)	14,471	1,251	—
Forward contract (Note 4)	469,587	29,728	—
Retained payments from business combination (Note 4)	14,821	874,440	—
Capital contribution (Note 4)	4,000	—	—
Price adjustment from business combination (Note 4)	4,620	—	—
Acquisition from business combination (Note 4)	22,857	39,419	—